Columbia Variable Portfolio – Large Cap Index Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 8.8%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	324,175	7,131,850
Verizon Communications, Inc.	190,317	8,547,137
Total		15,678,987
Entertainment 1.2%
Electronic Arts, Inc.	10,870	1,559,193
Live Nation Entertainment, Inc.(a)	7,081	775,298
Netflix, Inc.(a)	19,403	13,761,966
Take-Two Interactive Software, Inc.(a)	7,370	1,132,843
Walt Disney Co. (The)	81,995	7,887,099
Warner Bros Discovery, Inc.(a)	100,876	832,227
Total		25,948,626
Interactive Media & Services 6.2%
Alphabet, Inc., Class A	264,891	43,932,172
Alphabet, Inc., Class C	217,153	36,305,810
Match Group, Inc.(a)	11,660	441,214
Meta Platforms, Inc., Class A	98,774	56,542,189
Total		137,221,385
Media 0.5%
Charter Communications, Inc., Class A(a)	4,388	1,422,063
Comcast Corp., Class A	174,653	7,295,256
Fox Corp., Class A	10,156	429,903
Fox Corp., Class B	5,964	231,403
Interpublic Group of Companies, Inc. (The)	16,981	537,109
News Corp., Class A	17,105	455,506
News Corp., Class B	5,075	141,846
Omnicom Group, Inc.	8,845	914,485
Paramount Global, Class B	26,888	285,551
Total		11,713,122
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	22,156	4,572,112
Total Communication Services		195,134,232
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 10.0%
Automobile Components 0.0%
Aptiv PLC(a)	12,015	865,200
BorgWarner, Inc.	10,298	373,715
Total		1,238,915
Automobiles 1.7%
Ford Motor Co.	176,522	1,864,072
General Motors Co.	50,814	2,278,500
Tesla, Inc.(a)	125,443	32,819,652
Total		36,962,224
Broadline Retail 3.6%
Amazon.com, Inc.(a)	422,319	78,690,699
eBay, Inc.	22,108	1,439,452
Total		80,130,151
Distributors 0.1%
Genuine Parts Co.	6,299	879,844
LKQ Corp.	11,902	475,128
Pool Corp.	1,730	651,864
Total		2,006,836
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc., Class A(a)	19,893	2,522,631
Booking Holdings, Inc.	1,516	6,385,574
Caesars Entertainment, Inc.(a)	9,781	408,259
Carnival Corp.(a)	45,673	844,037
Chipotle Mexican Grill, Inc.(a)	61,915	3,567,542
Darden Restaurants, Inc.	5,356	879,080
Domino’s Pizza, Inc.	1,581	680,051
Expedia Group, Inc.(a)	5,636	834,241
Hilton Worldwide Holdings, Inc.	11,141	2,568,001
Las Vegas Sands Corp.	15,981	804,484
Marriott International, Inc., Class A	10,564	2,626,210
McDonald’s Corp.	32,432	9,875,868
MGM Resorts International(a)	10,438	408,021
Norwegian Cruise Line Holdings Ltd.(a)	19,879	407,718
Royal Caribbean Cruises Ltd.	10,707	1,898,994
Starbucks Corp.	51,233	4,994,705

Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wynn Resorts Ltd.	4,228	405,381
Yum! Brands, Inc.	12,712	1,775,994
Total		41,886,791
Household Durables 0.4%
D.R. Horton, Inc.	13,267	2,530,946
Garmin Ltd.	6,952	1,223,761
Lennar Corp., Class A	10,928	2,048,781
Mohawk Industries, Inc.(a)	2,368	380,490
NVR, Inc.(a)	139	1,363,840
PulteGroup, Inc.	9,382	1,346,599
Total		8,894,417
Leisure Products 0.0%
Hasbro, Inc.	5,925	428,496
Specialty Retail 1.9%
AutoZone, Inc.(a)	772	2,431,831
Best Buy Co., Inc.	8,875	916,787
CarMax, Inc.(a)	7,056	545,993
Home Depot, Inc. (The)	44,832	18,165,926
Lowe’s Companies, Inc.	25,763	6,977,909
O’Reilly Automotive, Inc.(a)	2,623	3,020,647
Ross Stores, Inc.	15,081	2,269,841
TJX Companies, Inc. (The)	51,095	6,005,706
Tractor Supply Co.	4,877	1,418,866
Ulta Beauty, Inc.(a)	2,157	839,332
Total		42,592,838
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp.(a)	6,893	1,099,089
lululemon athletica, Inc.(a)	5,199	1,410,749
NIKE, Inc., Class B	54,319	4,801,800
Ralph Lauren Corp.	1,811	351,098
Tapestry, Inc.	10,409	489,015
Total		8,151,751
Total Consumer Discretionary		222,292,419
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.9%
Beverages 1.3%
Brown-Forman Corp., Class B	8,288	407,770
Coca-Cola Co. (The)	175,368	12,601,944
Constellation Brands, Inc., Class A	7,084	1,825,476
Keurig Dr. Pepper, Inc.	47,822	1,792,369
Molson Coors Beverage Co., Class B	7,943	456,881
Monster Beverage Corp.(a)	31,886	1,663,493
PepsiCo, Inc.	62,101	10,560,275
Total		29,308,208
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	20,044	17,769,407
Dollar General Corp.	9,942	840,795
Dollar Tree, Inc.(a)	9,135	642,373
Kroger Co. (The)	30,022	1,720,261
Sysco Corp.	22,233	1,735,508
Target Corp.	20,916	3,259,968
Walgreens Boots Alliance, Inc.	32,395	290,259
Walmart, Inc.	196,375	15,857,281
Total		42,115,852
Food Products 0.7%
Archer-Daniels-Midland Co.	21,617	1,291,400
Bunge Global SA	6,404	618,883
Campbell Soup Co.	8,909	435,828
ConAgra Foods, Inc.	21,658	704,318
General Mills, Inc.	25,165	1,858,435
Hershey Co. (The)	6,676	1,280,323
Hormel Foods Corp.	13,138	416,475
JM Smucker Co. (The)	4,812	582,733
Kellanova	12,129	978,932
Kraft Heinz Co. (The)	39,904	1,401,030
Lamb Weston Holdings, Inc.	6,496	420,551
McCormick & Co., Inc.	11,394	937,726
Mondelez International, Inc., Class A	60,393	4,449,152
Tyson Foods, Inc., Class A	12,922	769,634
Total		16,145,420
Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.2%
Church & Dwight Co., Inc.	11,068	1,159,041
Clorox Co. (The)	5,600	912,296
Colgate-Palmolive Co.	36,941	3,834,845
Kimberly-Clark Corp.	15,227	2,166,497
Procter & Gamble Co. (The)	106,429	18,433,503
Total		26,506,182
Personal Care Products 0.2%
Estee Lauder Companies, Inc. (The), Class A	10,535	1,050,234
Kenvue, Inc.	86,587	2,002,757
Total		3,052,991
Tobacco 0.6%
Altria Group, Inc.	77,140	3,937,226
Philip Morris International, Inc.	70,294	8,533,691
Total		12,470,917
Total Consumer Staples		129,599,570
Energy 3.3%
Energy Equipment & Services 0.3%
Baker Hughes Co.	44,914	1,623,641
Halliburton Co.	39,914	1,159,502
Schlumberger NV	64,200	2,693,190
Total		5,476,333
Oil, Gas & Consumable Fuels 3.0%
APA Corp.	16,724	409,069
Chevron Corp.	76,900	11,325,063
ConocoPhillips Co.	52,501	5,527,305
Coterra Energy, Inc.	33,423	800,481
Devon Energy Corp.	28,311	1,107,526
Diamondback Energy, Inc.	8,469	1,460,056
EOG Resources, Inc.	25,707	3,160,161
EQT Corp.	26,857	984,040
Exxon Mobil Corp.	200,865	23,545,395
Hess Corp.	12,496	1,696,957
Kinder Morgan, Inc.	87,299	1,928,435
Marathon Oil Corp.	25,290	673,473
Marathon Petroleum Corp.	15,131	2,464,991
Occidental Petroleum Corp.	30,442	1,568,981
ONEOK, Inc.	26,407	2,406,470
Common Stocks (continued)
Issuer	Shares	Value ($)
Phillips 66	18,924	2,487,560
Targa Resources Corp.	9,905	1,466,039
Valero Energy Corp.	14,485	1,955,910
Williams Companies, Inc. (The)	55,109	2,515,726
Total		67,483,638
Total Energy		72,959,971
Financials 12.8%
Banks 3.1%
Bank of America Corp.	305,212	12,110,812
Citigroup, Inc.	86,253	5,399,438
Citizens Financial Group, Inc.	20,268	832,407
Fifth Third Bancorp	30,599	1,310,861
Huntington Bancshares, Inc.	65,666	965,290
JPMorgan Chase & Co.	128,633	27,123,554
KeyCorp	41,961	702,847
M&T Bank Corp.	7,550	1,344,806
PNC Financial Services Group, Inc. (The)	17,971	3,321,939
Regions Financial Corp.	41,374	965,255
Truist Financial Corp.	60,545	2,589,510
U.S. Bancorp	70,550	3,226,252
Wells Fargo & Co.	153,888	8,693,133
Total		68,586,104
Capital Markets 3.0%
Ameriprise Financial, Inc.(b)	4,439	2,085,487
Bank of New York Mellon Corp. (The)	33,364	2,397,537
BlackRock, Inc.	6,295	5,977,165
Blackstone, Inc.	32,555	4,985,147
Cboe Global Markets, Inc.	4,731	969,240
Charles Schwab Corp. (The)	67,540	4,377,267
CME Group, Inc.	16,280	3,592,182
FactSet Research Systems, Inc.	1,720	790,942
Franklin Resources, Inc.	13,951	281,113
Goldman Sachs Group, Inc. (The)	14,278	7,069,181
Intercontinental Exchange, Inc.	25,958	4,169,893
Invesco Ltd.	20,345	357,258
KKR & Co., Inc., Class A	30,491	3,981,515
MarketAxess Holdings, Inc.	1,707	437,333
Moody’s Corp.	7,080	3,360,097
Morgan Stanley	56,322	5,871,005

Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
MSCI, Inc.	3,556	2,072,899
Nasdaq, Inc.	18,709	1,365,944
Northern Trust Corp.	9,116	820,714
Raymond James Financial, Inc.	8,380	1,026,215
S&P Global, Inc.	14,477	7,479,108
State Street Corp.	13,501	1,194,433
T. Rowe Price Group, Inc.	10,064	1,096,272
Total		65,757,947
Consumer Finance 0.5%
American Express Co.	25,391	6,886,039
Capital One Financial Corp.	17,264	2,584,938
Discover Financial Services	11,351	1,592,432
Synchrony Financial	17,869	891,306
Total		11,954,715
Financial Services 4.1%
Berkshire Hathaway, Inc., Class B(a)	82,817	38,117,352
Corpay, Inc.(a)	3,139	981,754
Fidelity National Information Services, Inc.	24,666	2,065,777
Fiserv, Inc.(a)	26,029	4,676,110
Global Payments, Inc.	11,503	1,178,137
Jack Henry & Associates, Inc.	3,296	581,876
MasterCard, Inc., Class A	37,301	18,419,234
PayPal Holdings, Inc.(a)	46,221	3,606,625
Visa, Inc., Class A	75,523	20,765,049
Total		90,391,914
Insurance 2.1%
Aflac, Inc.	22,787	2,547,587
Allstate Corp. (The)	11,938	2,264,042
American International Group, Inc.	29,114	2,132,018
Aon PLC, Class A	9,822	3,398,314
Arch Capital Group Ltd.(a)	16,933	1,894,464
Arthur J Gallagher & Co.	9,906	2,787,251
Assurant, Inc.	2,342	465,730
Brown & Brown, Inc.	10,704	1,108,934
Chubb Ltd.	16,984	4,898,016
Cincinnati Financial Corp.	7,064	961,552
Erie Indemnity Co., Class A	1,128	608,917
Everest Group Ltd.	1,956	766,419
Common Stocks (continued)
Issuer	Shares	Value ($)
Globe Life, Inc.	4,061	430,100
Hartford Financial Services Group, Inc. (The)	13,247	1,557,980
Loews Corp.	8,237	651,135
Marsh & McLennan Companies, Inc.	22,233	4,959,960
MetLife, Inc.	26,596	2,193,638
Principal Financial Group, Inc.	9,633	827,475
Progressive Corp. (The)	26,479	6,719,311
Prudential Financial, Inc.	16,140	1,954,554
Travelers Companies, Inc. (The)	10,305	2,412,607
Willis Towers Watson PLC	4,591	1,352,187
WR Berkley Corp.	13,592	771,074
Total		47,663,265
Total Financials		284,353,945
Health Care 11.5%
Biotechnology 1.9%
AbbVie, Inc.	79,858	15,770,358
Amgen, Inc.	24,293	7,827,448
Biogen, Inc.(a)	6,586	1,276,630
Gilead Sciences, Inc.	56,287	4,719,102
Incyte Corp.(a)	7,227	477,705
Moderna, Inc.(a)	15,293	1,022,031
Regeneron Pharmaceuticals, Inc.(a)	4,798	5,043,850
Vertex Pharmaceuticals, Inc.(a)	11,669	5,427,018
Total		41,564,142
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	78,664	8,968,483
Align Technology, Inc.(a)	3,174	807,212
Baxter International, Inc.	23,066	875,816
Becton Dickinson & Co.	13,068	3,150,695
Boston Scientific Corp.(a)	66,579	5,579,320
Cooper Cos, Inc. (The)(a)	9,002	993,281
DexCom, Inc.(a)	18,117	1,214,564
Edwards Lifesciences Corp.(a)	27,235	1,797,238
GE HealthCare Technologies, Inc.	20,635	1,936,595
Hologic, Inc.(a)	10,501	855,411
IDEXX Laboratories, Inc.(a)	3,721	1,879,923
Insulet Corp.(a)	3,170	737,817
Intuitive Surgical, Inc.(a)	16,037	7,878,497
Medtronic PLC	57,988	5,220,660
Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ResMed, Inc.	6,643	1,621,689
Solventum Corp.(a)	6,247	435,541
STERIS PLC	4,459	1,081,486
Stryker Corp.	15,501	5,599,891
Teleflex, Inc.	2,130	526,791
Zimmer Biomet Holdings, Inc.	9,207	993,896
Total		52,154,806
Health Care Providers & Services 2.5%
Cardinal Health, Inc.	11,024	1,218,373
Cencora, Inc.	7,887	1,775,206
Centene Corp.(a)	23,783	1,790,384
Cigna Group (The)	12,639	4,378,655
CVS Health Corp.	56,875	3,576,300
DaVita, Inc.(a)	2,086	341,958
Elevance Health, Inc.	10,484	5,451,680
HCA Healthcare, Inc.	8,401	3,414,418
Henry Schein, Inc.(a)	5,729	417,644
Humana, Inc.	5,443	1,724,016
Labcorp Holdings, Inc.	3,796	848,330
McKesson Corp.	5,863	2,898,785
Molina Healthcare, Inc.(a)	2,649	912,739
Quest Diagnostics, Inc.	5,033	781,373
UnitedHealth Group, Inc.	41,749	24,409,805
Universal Health Services, Inc., Class B	2,688	615,579
Total		54,555,245
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	13,191	1,958,600
Bio-Techne Corp.	7,125	569,501
Charles River Laboratories International, Inc.(a)	2,334	459,728
Danaher Corp.	29,060	8,079,261
IQVIA Holdings, Inc.(a)	7,830	1,855,475
Mettler-Toledo International, Inc.(a)	959	1,438,212
Revvity, Inc.	5,576	712,334
Thermo Fisher Scientific, Inc.	17,270	10,682,704
Waters Corp.(a)	2,684	965,945
West Pharmaceutical Services, Inc.	3,280	984,525
Total		27,706,285
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co.	91,661	4,742,540
Catalent, Inc.(a)	8,182	495,584
Eli Lilly & Co.	35,665	31,597,050
Johnson & Johnson	108,834	17,637,638
Merck & Co., Inc.	114,601	13,014,090
Pfizer, Inc.	256,197	7,414,341
Viatris, Inc.	53,960	626,476
Zoetis, Inc.	20,483	4,001,968
Total		79,529,687
Total Health Care		255,510,165
Industrials 8.5%
Aerospace & Defense 1.9%
Axon Enterprise, Inc.(a)	3,246	1,297,102
Boeing Co. (The)(a)	26,465	4,023,739
General Dynamics Corp.	11,659	3,523,350
General Electric Co.	49,023	9,244,757
Howmet Aerospace, Inc.	18,453	1,849,913
Huntington Ingalls Industries, Inc.	1,773	468,746
L3Harris Technologies, Inc.	8,577	2,040,211
Lockheed Martin Corp.	9,591	5,606,515
Northrop Grumman Corp.	6,215	3,281,955
RTX Corp.	60,141	7,286,683
Textron, Inc.	8,471	750,361
TransDigm Group, Inc.	2,537	3,620,629
Total		42,993,961
Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc.	5,302	585,182
Expeditors International of Washington, Inc.	6,381	838,463
FedEx Corp.	10,189	2,788,526
United Parcel Service, Inc., Class B	33,117	4,515,172
Total		8,727,343
Building Products 0.6%
Allegion PLC	3,939	574,070
AO Smith Corp.	5,423	487,148
Builders FirstSource, Inc.(a)	5,265	1,020,673
Carrier Global Corp.	37,957	3,055,159
Johnson Controls International PLC	30,202	2,343,977

Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Masco Corp.	9,867	828,236
Trane Technologies PLC	10,203	3,966,212
Total		12,275,475
Commercial Services & Supplies 0.6%
Cintas Corp.	15,490	3,189,081
Copart, Inc.(a)	39,591	2,074,568
Republic Services, Inc.	9,230	1,853,753
Rollins, Inc.	12,700	642,366
Veralto Corp.	11,172	1,249,700
Waste Management, Inc.	16,511	3,427,684
Total		12,437,152
Construction & Engineering 0.1%
Quanta Services, Inc.	6,661	1,985,977
Electrical Equipment 0.8%
AMETEK, Inc.	10,468	1,797,460
Eaton Corp. PLC	17,999	5,965,589
Emerson Electric Co.	25,892	2,831,808
GE Vernova, Inc.(a)	12,424	3,167,871
Generac Holdings, Inc.(a)	2,720	432,154
Hubbell, Inc.	2,427	1,039,605
Rockwell Automation, Inc.	5,130	1,377,200
Total		16,611,687
Ground Transportation 1.0%
CSX Corp.	87,652	3,026,623
JB Hunt Transport Services, Inc.	3,643	627,798
Norfolk Southern Corp.	10,222	2,540,167
Old Dominion Freight Line, Inc.	8,526	1,693,605
Uber Technologies, Inc.(a)	94,986	7,139,148
Union Pacific Corp.	27,542	6,788,552
Total		21,815,893
Industrial Conglomerates 0.4%
3M Co.	24,837	3,395,218
Honeywell International, Inc.	29,441	6,085,749
Total		9,480,967
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.7%
Caterpillar, Inc.	21,923	8,574,524
Cummins, Inc.	6,196	2,006,203
Deere & Co.	11,587	4,835,603
Dover Corp.	6,215	1,191,664
Fortive Corp.	15,839	1,250,172
IDEX Corp.	3,423	734,234
Illinois Tool Works, Inc.	12,215	3,201,185
Ingersoll Rand, Inc.	18,242	1,790,635
Nordson Corp.	2,460	646,070
Otis Worldwide Corp.	18,110	1,882,353
PACCAR, Inc.	23,701	2,338,815
Parker-Hannifin Corp.	5,811	3,671,506
Pentair PLC	7,482	731,665
Snap-On, Inc.	2,382	690,089
Stanley Black & Decker, Inc.	6,961	766,615
Westinghouse Air Brake Technologies Corp.	7,920	1,439,618
Xylem, Inc.	10,981	1,482,764
Total		37,233,715
Passenger Airlines 0.1%
Delta Air Lines, Inc.	28,992	1,472,504
Southwest Airlines Co.	27,088	802,617
United Airlines Holdings, Inc.(a)	14,867	848,311
Total		3,123,432
Professional Services 0.6%
Amentum Holdings, Inc.(a)	5,661	182,567
Automatic Data Processing, Inc.	18,437	5,102,071
Broadridge Financial Solutions, Inc.	5,277	1,134,713
Dayforce, Inc.(a)	7,148	437,815
Equifax, Inc.	5,594	1,643,853
Jacobs Solutions, Inc.	5,661	741,025
Leidos Holdings, Inc.	6,091	992,833
Paychex, Inc.	14,491	1,944,547
Paycom Software, Inc.	2,200	366,454
Verisk Analytics, Inc.	6,439	1,725,395
Total		14,271,273
Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.3%
Fastenal Co.	25,890	1,849,064
United Rentals, Inc.	3,011	2,438,097
W.W. Grainger, Inc.	2,009	2,086,969
Total		6,374,130
Total Industrials		187,331,005
Information Technology 31.5%
Communications Equipment 0.8%
Arista Networks, Inc.(a)	11,647	4,470,352
Cisco Systems, Inc.	182,147	9,693,863
F5, Inc.(a)	2,635	580,227
Juniper Networks, Inc.	14,882	580,101
Motorola Solutions, Inc.	7,543	3,391,559
Total		18,716,102
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	54,447	3,547,766
CDW Corp.	6,039	1,366,626
Corning, Inc.	34,818	1,572,033
Jabil, Inc.	5,129	614,608
Keysight Technologies, Inc.(a)	7,891	1,254,117
TE Connectivity PLC	13,740	2,074,602
Teledyne Technologies, Inc.(a)	2,115	925,651
Trimble Navigation Ltd.(a)	11,041	685,536
Zebra Technologies Corp., Class A(a)	2,332	863,586
Total		12,904,525
IT Services 1.2%
Accenture PLC, Class A	28,319	10,010,200
Akamai Technologies, Inc.(a)	6,851	691,608
Cognizant Technology Solutions Corp., Class A	22,409	1,729,527
EPAM Systems, Inc.(a)	2,574	512,303
Gartner, Inc.(a)	3,484	1,765,552
GoDaddy, Inc., Class A(a)	6,374	999,316
International Business Machines Corp.	41,646	9,207,098
VeriSign, Inc.(a)	3,795	720,898
Total		25,636,502
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 11.0%
Advanced Micro Devices, Inc.(a)	73,173	12,006,226
Analog Devices, Inc.	22,434	5,163,634
Applied Materials, Inc.	37,434	7,563,540
Broadcom, Inc.	210,452	36,302,970
Enphase Energy, Inc.(a)	6,123	692,021
First Solar, Inc.(a)	4,840	1,207,290
Intel Corp.	192,915	4,525,786
KLA Corp.	6,077	4,706,089
Lam Research Corp.	5,894	4,809,975
Microchip Technology, Inc.	24,256	1,947,514
Micron Technology, Inc.	50,132	5,199,190
Monolithic Power Systems, Inc.	2,204	2,037,598
NVIDIA Corp.	1,112,191	135,064,475
NXP Semiconductors NV	11,517	2,764,195
ON Semiconductor Corp.(a)	19,366	1,406,165
Qorvo, Inc.(a)	4,289	443,054
QUALCOMM, Inc.	50,365	8,564,568
Skyworks Solutions, Inc.	7,221	713,218
Teradyne, Inc.	7,377	988,002
Texas Instruments, Inc.	41,280	8,527,210
Total		244,632,720
Software 10.3%
Adobe, Inc.(a)	20,047	10,379,936
ANSYS, Inc.(a)	3,951	1,258,907
Autodesk, Inc.(a)	9,741	2,683,451
Cadence Design Systems, Inc.(a)	12,380	3,355,351
Crowdstrike Holdings, Inc., Class A(a)	10,438	2,927,546
Fair Isaac Corp.(a)	1,109	2,155,364
Fortinet, Inc.(a)	28,703	2,225,918
Gen Digital, Inc.	24,489	671,733
Intuit, Inc.	12,639	7,848,819
Microsoft Corp.	336,055	144,604,466
Oracle Corp.	72,265	12,313,956
Palantir Technologies, Inc., Class A(a)	91,045	3,386,874
Palo Alto Networks, Inc.(a)	14,639	5,003,610
PTC, Inc.(a)	5,431	981,164
Roper Technologies, Inc.	4,847	2,697,065
Salesforce, Inc.	43,809	11,990,961

Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ServiceNow, Inc.(a)	9,313	8,329,454
Synopsys, Inc.(a)	6,927	3,507,764
Tyler Technologies, Inc.(a)	1,929	1,125,996
Total		227,448,335
Technology Hardware, Storage & Peripherals 7.6%
Apple, Inc.(c)	687,395	160,163,035
Dell Technologies, Inc.	13,006	1,541,731
Hewlett Packard Enterprise Co.	58,760	1,202,230
HP, Inc.	44,242	1,586,960
NetApp, Inc.	9,294	1,147,902
Seagate Technology Holdings PLC	9,494	1,039,878
Super Micro Computer, Inc.(a)	2,277	948,143
Western Digital Corp.(a)	14,763	1,008,165
Total		168,638,044
Total Information Technology		697,976,228
Materials 2.2%
Chemicals 1.5%
Air Products & Chemicals, Inc.	10,051	2,992,585
Albemarle Corp.	5,314	503,289
Celanese Corp., Class A	4,940	671,642
CF Industries Holdings, Inc.	8,157	699,871
Corteva, Inc.	31,298	1,840,009
Dow, Inc.	31,689	1,731,170
DuPont de Nemours, Inc.	18,875	1,681,951
Eastman Chemical Co.	5,285	591,656
Ecolab, Inc.	11,449	2,923,273
FMC Corp.	5,643	372,099
International Flavors & Fragrances, Inc.	11,559	1,212,886
Linde PLC	21,734	10,364,075
LyondellBasell Industries NV, Class A	11,758	1,127,592
Mosaic Co. (The)	14,406	385,793
PPG Industries, Inc.	10,548	1,397,188
Sherwin-Williams Co. (The)	10,492	4,004,482
Total		32,499,561
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,763	1,487,185
Vulcan Materials Co.	5,971	1,495,317
Total		2,982,502
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.2%
Amcor PLC	65,345	740,359
Avery Dennison Corp.	3,640	803,566
Ball Corp.	13,724	931,997
International Paper Co.	15,705	767,189
Packaging Corp. of America	4,031	868,278
Smurfit WestRock PLC	22,307	1,102,412
Total		5,213,801
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	64,962	3,242,903
Newmont Corp.	51,876	2,772,773
Nucor Corp.	10,730	1,613,148
Steel Dynamics, Inc.	6,488	818,007
Total		8,446,831
Total Materials		49,142,695
Real Estate 2.3%
Diversified REITs 0.0%
Federal Realty Investment Trust	3,401	391,013
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	7,039	835,881
Healthpeak Properties, Inc.	31,819	727,701
Ventas, Inc.	18,679	1,197,884
Welltower, Inc.	26,163	3,349,649
Total		6,111,115
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	31,758	558,941
Industrial REITs 0.2%
Prologis, Inc.	41,861	5,286,207
Office REITs 0.0%
BXP, Inc.	6,569	528,542
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	13,618	1,695,169
CoStar Group, Inc.(a)	18,528	1,397,752
Total		3,092,921
Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Residential REITs 0.3%
AvalonBay Communities, Inc.	6,421	1,446,330
Camden Property Trust	4,821	595,538
Equity Residential	15,425	1,148,545
Essex Property Trust, Inc.	2,903	857,604
Invitation Homes, Inc.	25,757	908,192
Mid-America Apartment Communities, Inc.	5,284	839,628
UDR, Inc.	13,570	615,264
Total		6,411,101
Retail REITs 0.3%
Kimco Realty Corp.	30,477	707,676
Realty Income Corp.	39,373	2,497,036
Regency Centers Corp.	7,385	533,418
Simon Property Group, Inc.	13,856	2,341,941
Total		6,080,071
Specialized REITs 1.1%
American Tower Corp.	21,117	4,910,969
Crown Castle, Inc.	19,647	2,330,724
Digital Realty Trust, Inc.	13,914	2,251,703
Equinix, Inc.	4,293	3,810,596
Extra Space Storage, Inc.	9,582	1,726,581
Iron Mountain, Inc.	13,262	1,575,923
Public Storage	7,121	2,591,118
SBA Communications Corp.	4,859	1,169,561
VICI Properties, Inc.	47,344	1,577,029
Weyerhaeuser Co.	32,883	1,113,418
Total		23,057,622
Total Real Estate		51,517,533
Utilities 2.5%
Electric Utilities 1.6%
Alliant Energy Corp.	11,597	703,822
American Electric Power Co., Inc.	24,058	2,468,351
Constellation Energy Corp.	14,137	3,675,903
Duke Energy Corp.	34,903	4,024,316
Edison International	17,459	1,520,504
Entergy Corp.	9,667	1,272,274
Evergy, Inc.	10,397	644,718
Eversource Energy	16,158	1,099,552
Common Stocks (continued)
Issuer	Shares	Value ($)
Exelon Corp.	45,212	1,833,347
FirstEnergy Corp.	23,175	1,027,811
NextEra Energy, Inc.	92,888	7,851,823
NRG Energy, Inc.	9,331	850,054
PG&E Corp.	96,637	1,910,513
Pinnacle West Capital Corp.	5,134	454,821
PPL Corp.	33,354	1,103,350
Southern Co. (The)	49,435	4,458,048
Xcel Energy, Inc.	25,205	1,645,887
Total		36,545,094
Gas Utilities 0.0%
Atmos Energy Corp.	7,018	973,467
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	32,142	644,768
Vistra Corp.	15,533	1,841,282
Total		2,486,050
Multi-Utilities 0.7%
Ameren Corp.	12,063	1,055,030
CenterPoint Energy, Inc.	29,465	866,860
CMS Energy Corp.	13,506	953,929
Consolidated Edison, Inc.	15,636	1,628,177
Dominion Energy, Inc.	37,929	2,191,917
DTE Energy Co.	9,360	1,201,917
NiSource, Inc.	20,278	702,633
Public Service Enterprise Group, Inc.	22,522	2,009,188
Sempra	28,625	2,393,909
WEC Energy Group, Inc.	14,290	1,374,412
Total		14,377,972
Water Utilities 0.1%
American Water Works Co., Inc.	8,810	1,288,374
Total Utilities		55,670,957
Total Common Stocks (Cost $1,013,131,606)		2,201,488,720

Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2024 (Unaudited)
Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(b),(d)	18,002,831	18,001,030
Total Money Market Funds (Cost $17,999,101)		18,001,030
Total Investments in Securities (Cost: $1,031,130,707)		2,219,489,750
Other Assets & Liabilities, Net		(1,910,190)
Net Assets		2,217,579,560
At September 30, 2024, securities and/or cash totaling $3,821,200 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	74	12/2024	USD	21,512,725	559,441	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	1,771,147	—	(8,435)	322,775	2,085,487	89,409	19,769	4,439
Columbia Short-Term Cash Fund, 5.123%
	16,099,315	61,803,339	(59,902,567)	943	18,001,030	1,207	622,431	18,002,831
Total	17,870,462			323,718	20,086,517	90,616	642,200

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2024.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Large Cap Index Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7014_12_C01_(11/24)